UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            February 14, 2011

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $67,262


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Alcon Inc                             Com          H01301102   13,856    84,800  Sh        Defined      02        84,800    0    0
Airgas Inc                            Com          009363102    3,242    51,900  Sh        Defined      02        51,900    0    0
Alberto Culver Co New                 Com          013078100    4,037   109,000  Sh        Defined      02       109,000    0    0
Apple Inc                             Com          037833100    2,064     6,400  Sh        Defined      02         6,400    0    0
Art Technolgy Group Inc               Com          04289L107      890   148,900  Sh        Defined      02       148,900    0    0
Baldor Electric Co                    Com          057741100    3,114    49,400  Sh        Defined      02        49,400    0    0
Bucyrus Intl Inc New                  Com          118759109    4,300    48,100  Sh        Defined      02        48,100    0    0
Comcast Corp New                    Cl A Spl       20030N200      481    23,100  Sh        Defined      02        23,100    0    0
Compellent Technologies Inc           Com          20452A108      842    30,500  Sh        Defined      02        30,500    0    0
Enzon Pharmaceuticals Inc             Note         293904AE8    1,049   785,000  Prn       Defined      02       785,000    0    0
Genzyme Corp                          Com          372917104    4,521    63,500  Sh        Defined      02        63,500    0    0
King Pharmaceuticals Inc              Com          495582108    2,668   189,900  Sh        Defined      02       189,900    0    0
Ladish Inc                            Com          505754200      958    19,700  Sh        Defined      02        19,700    0    0
Martek Biosciences Corp               Com          572901106      936    29,900  Sh        Defined      02        29,900    0    0
Mcafee Inc                            Com          579064106   13,129   283,500  Sh        Defined      02       283,500    0    0
Proshares Short QQQ                   Pshs         74347R602    2,493    71,900  Sh        Defined      02        71,900    0    0
Talecris Biotherapeutics Hld          Com          874227101    8,682   372,600  Sh        Defined      02       372,600    0    0